Vessels, Port Terminals and Other Fixed Assets - Impairment Loss/ Loss on Sale of Vessels, Net 2019 (Details) - USD ($) $ in Thousands	2 Months Ended	11 Months Ended	12 Months Ended
	Feb. 28, 2018	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2020	Sep. 30, 2019	Aug. 30, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Mar. 31, 2019
Property Plant And Equipment [Line Items]
Impairment loss and gain/(loss) on sale of vessels			$ (88,367)	$ (156,106)	$ (200,657)
Two dry bulk vessels held and used
Property Plant And Equipment [Line Items]
Impairment loss			$ 52,820	$ 84,584
Navios Hios
Property Plant And Equipment [Line Items]
Disposal date				Jan. 31, 2020
Year Built				2003
Vessel capacity in DWT				55,180 dwt
Vessel sale price						$ 7,497
Impairment loss and gain/(loss) on sale of vessels				$ (7,429)
Capitalized Cost, Impairment Loss				$ 611
Navios Primavera
Property Plant And Equipment [Line Items]
Disposal date				Sep. 30, 2019
Date of delivery				Nov. 30, 2018
Year Built				2007
Vessel capacity in DWT				53,464 dwt
Vessel acquisition cost		$ 12,130
Cash consideration for purchase of vessel		$ 10,980
Vessel sale price							$ 9,891
Impairment loss and gain/(loss) on sale of vessels				$ (1,673)
Navios Mercator
Property Plant And Equipment [Line Items]
Disposal date				Aug. 30, 2019
Year Built				2002
Vessel capacity in DWT				53,553 dwt
Vessel sale price								$ 6,664
Impairment loss and gain/(loss) on sale of vessels				$ (4,849)
Capitalized Cost, Impairment Loss				$ 490
Navios Arc
Property Plant And Equipment [Line Items]
Disposal date				Jul. 31, 2019
Year Built				2003
Vessel capacity in DWT				53,514 dwt
Vessel sale price									$ 7,105
Impairment loss and gain/(loss) on sale of vessels				$ (5,149)
Capitalized Cost, Impairment Loss				$ 685
Navios Vector
Property Plant And Equipment [Line Items]
Disposal date				Jun. 30, 2019
Year Built				2002
Vessel capacity in DWT				50,296 dwt
Vessel sale price										$ 6,860
Impairment loss and gain/(loss) on sale of vessels				$ (10,039)
Capitalized Cost, Impairment Loss				$ 673
Navios Equator Prosper
Property Plant And Equipment [Line Items]
Disposal date				May 31, 2019
Year Built				2000
Vessel capacity in DWT				171,191 dwt
Vessel acquisition cost	$ 10,255
Cash consideration for purchase of vessel	$ 10,255
Vessel sale price											$ 11,520
Impairment loss and gain/(loss) on sale of vessels				$ 1,784
Navios Meridian
Property Plant And Equipment [Line Items]
Disposal date				Mar. 31, 2019
Year Built				2002
Vessel capacity in DWT				50,316 dwt
Vessel sale price												$ 6,790
Impairment loss and gain/(loss) on sale of vessels				$ (5,531)
Capitalized Cost, Impairment Loss				$ 778